Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [Abstract]
Property, plant and equipment - Useful lives of property, plant and equipment [Text Block]	Philips Group Useful lives of property, plant and equipment

Buildings	from 5 to 50 years
Machinery and installations	from 3 to 20 years
Other equipment	from 1 to 10 years

Property, plant and equipment - Property, plant and equipment [Text Block]	Philips Group Property, plant and equipment in millions of EUR
	2021	2022
Owned assets	1,641	1,718
Right-of-use assets	1,058	919
Total	2,699	2,638

Property, plant and equipment - Property, plant and equipment - owned assets [Text Block]

Philips Group

Property, plant and equipment - owned assets

in millions of EUR

	Land and buildings	Machinery and installations	Other equipment	Assets under construction	Total
Balance as of January 1, 2022
Cost	1,097	1,585	1,382	208	4,273
Accumulated depreciation	(591)	(1,074)	(967)		(2,632)
Book value	506	511	415	208	1,641
Additions	1	102	77	314	494
Assets available for use	34	69	111	(220)	(6)
Depreciation	(56)	(215)	(176)	-	(447)
Impairments	(3)	(20)	(18)	(1)	(42)
Transfer (to) from AHFS	(3)		-		(3)
Reclassifications	18	14	(5)	2	29
Translation differences and other	16	26	2	5	50
Total change	8	(23)	(8)	100	78
Balance as of December 31, 2022
Cost	1,135	1,779	1,454	309	4,676
Accumulated depreciation	(621)	(1,291)	(1,046)		(2,958)
Book value	514	488	408	309	1,718

Philips Group

Property, plant and equipment - owned assets

in millions of EUR

	Land and buildings	Machinery and installations	Other equipment	Assets under construction	Total
Balance as of January 1, 2021
Cost	1,076	1,506	1,572	261	4,415
Accumulated depreciation	(539)	(1,028)	(1,185)		(2,752)
Book value	537	478	387	261	1,663
Additions	9	62	77	261	409
Assets available for use	72	110	117	(305)	(5)
Acquisitions	-	9	43		53
Depreciation	(53)	(144)	(158)		(355)
Impairments	(1)	(6)	(11)	-	(18)
Transfer (to) from AHFS	(87)	(16)	(46)	(20)	(170)
Reclassifications	6	2	(10)	1	-
Translation differences and other	23	14	16	10	65
Total change	(31)	33	29	(53)	(22)
Balance as of December 31, 2021
Cost	1,097	1,585	1,382	208	4,273
Accumulated depreciation	(591)	(1,074)	(967)		(2,632)
Book value	506	511	415	208	1,641

Property, plant and equipment - Property, plant and equipment - right-of-use assets [Text Block]

Philips Group

Property, plant and equipment - right-of-use assets

in millions of EUR

	Land and buildings	Machinery and installations	Other equipment	Total
Balance as of January 1, 2022
Cost	1,332	176	216	1,724
Accumulated depreciation	(418)	(139)	(109)	(666)
Book value	914	37	107	1,058
Additions	52	-	54	106
Assets available for use	5		1	6
Depreciation	(155)	(2)	(58)	(214)
Impairments	(8)	-	-	(9)
Transfer (to) from AHFS	3			3
Reclassifications	(19)	(13)	-	(32)
Translation differences and other	31	(23)	(6)	1
Total change	(92)	(37)	(9)	(139)
Balance as of December 31, 2022
Cost	1,365	-	206	1,571
Accumulated depreciation	(543)		(108)	(651)
Book value	822	-	98	919

Philips Group

Property, plant and equipment - right-of-use assets

in millions of EUR

	Land and buildings	Machinery and installations	Other equipment	Assets under construction	Total
Balance as of January 1, 2021
Cost	1,147	199	213	1	1,560
Accumulated depreciation	(310)	(144)	(86)		(540)
Book value	837	55	126	1	1,020
Additions	150	21	44		215
Assets available for use	2		3		5
Acquisitions	43				43
Depreciation	(157)	(32)	(63)		(252)
Impairments	1	(5)	-		(4)
Transfer (to) from AHFS	(7)		(1)		(8)
Reclassifications			2	(1)	1
Translation differences and other	44	(2)	(4)		39
Total change	77	(18)	(20)	(1)	38
Balance as of December 31, 2021
Cost	1,332	176	216		1,724
Accumulated depreciation	(418)	(139)	(109)		(666)
Book value	914	37	107		1,058